Income Taxes (Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates) (Details) (EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Earnings (Loss) before income taxes and Non-controlling interest	€ 352,855	€ 285,462	€ (64,487)
Netherlands statutory income tax rate	25.00%	25.50%	25.50%
Income tax provision at statutory rate	(88,214)	(72,793)	16,444
Non-deductible expenses	(8,228)	(8,250)	(8,376)
Foreign taxes at a rate other than the Netherlands statutory rate	12,983	24,198	16,100
Valuation allowance	17,991	(3,698)	(32,087)
Non-taxable income	30,156	18,536	4,870
Other	(1,380)	(932)	(737)
Income tax expense	€ (36,692)	€ (42,939)	€ (3,786)